Loans Principal, Interest and Financing Service Fee Receivables (Details Textual) - CNY (¥)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Carrying amount of loans		¥ 11,366,097,286	¥ 15,861,324,470
Net (losses)/gains on sale of loans	[1]	75,959,140	(16,697,259)
Third Party Investors [Member]
Loans and Leases Receivable Disclosure [Line Items]
Carrying amount of loans		497,001,089	184,621,473
Net (losses)/gains on sale of loans		75,959,140	(16,697,259)
Loans transferred to held-for-sale		¥ 370,700,724	¥ 120,822,552

[1]	As mentioned in Note 6(c), the Group transferred the delinquent loans to third parties. Net (losses)/gains on sale of loans which summarizes the received from sales of loans are nil, net losses of RMB16,697,259 and net gains of RMB75,959,140 for the years ended December 31, 2017, 2018 and 2019, respectively.